Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Expense
The amounts of income tax expense in the statements of operations for 2019, 2018 and 2017 are summarized as follows:

		2019	2018	2017
Current income tax expense	$	143	99	184
Deferred income tax expense (revenue)		19	125	(168)

	$	162	224	16

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities
As of December 31, 2019 and 2018, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2019	2018
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	757	702
Accounts payable and accrued expenses		458	338
Intangible assets, net		57	142

Total deferred tax assets, gross		1,272	1,182
Presentation offset regarding same legal entity		(645)	(564)

		627	618

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,323)	(1,283)
Investments and other assets		(42)	(29)

Total deferred tax liabilities, gross		(1,365)	(1,312)
Presentation offset regarding same legal entity		645	564

Total deferred tax liabilities, net in the statement of financial position		(720)	(748)

Net deferred tax liabilities	$	(93)	(130)

Out of which:
Net deferred tax liability in Mexican entities 1	$	(157)	(205)
Net deferred tax asset in Foreign entities 2		64	75

Net deferred tax liability	$	(93)	(130)

1
Net deferred tax liabilities in Mexico mainly refer to a temporary difference resulting when comparing at the reporting date the carrying amount of property, machinery and equipment, as per IFRS, and their corresponding tax values (remaining tax-deductible
amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period over 35 years, generating accounting expense that is not tax-deductible;
hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2
Net deferred tax assets in foreign entities in 2019 and 2018 are mainly related to tax loss carryforwards recognized in prior years, mainly in the United States, that are expected to be recovered in the future against taxable income.

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position
As of December 31, 2019 and 2018, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

		2019				2018
		Asset	Liability	Net		Asset	Liability	Net
Mexican entities	$	189	(346)	(157)	$	174	(379)	(205)
Foreign entities		438	(374)	64		444	(369)	75

	$	627	(720)	(93)	$	618	(748)	(130)

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes
The breakdown of changes in consolidated deferred income taxes during 2019, 2018 and 2017 was as follows:

		2019	2018	2017
Deferred income tax expense (revenue) in the income statement 1	$	19	125	(168)
Deferred income tax revenue in stockholders’ equity 2		(59)	(10)	(11)
Reclassifications 3		3	3	5

Change in deferred income tax during the period	$	(37)	118	(174)

1	In 2017, includes net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2018, includes a deferred income tax revenue of $8 in connection with the adoption of IFRS 9 on January 1, 2018.
3	In 2019, 2018 and 2017, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss
Current and/or deferred income tax relative to items of other comprehensive income during 2019, 2018 and 2017 were as follows:

		2019	2018	2017
Revenue related to foreign exchange fluctuations from intercompany balances (note 20.2)	$	(19)	(2)	(2)
Expense (revenue) associated to actuarial results (note 20.2)		(29)	31	—
Revenue related to derivative financial instruments (note 16.4)		(34)	(3)	—
Expense (revenue) from foreign currency translation and other effects		4	(38)	(11)

	$	(78)	(12)	(13)

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire
As of December 31, 2019, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2020	$	58	56	2
2021		202	176	26
2022		301	273	28
2023		437	432	5
2024 and thereafter		14,497	11,479	3,018

	$	15,495	12,416	3,079

Schedule of Effective Tax Rate Table
For the years ended December 31, 2019, 2018 and 2017, the effective consolidated income tax rates were as follows:

		2019	2018	2017
Earnings before income tax	$	253	717	661
Income tax expense		(162)	(224)	(16)

Effective consolidated income tax expense rate 1		64.0%	31.2%	2.4%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2019, 2018 and 2017 were as follows:

	2019		2018		2017
	%	$	%	$	%	$
Mexican statutory tax rate	30.0	76	30.0	215	30.0	198
Difference between accounting and tax expenses, net 1	109.2	277	18.7	134	18.7	124
Non-taxable sale of equity securities and fixed assets	(13.4)	(34)	(4.6)	(33)	(15.0)	(99)
Difference between book and tax inflation	38.1	96	19.5	140	31.2	206
Differences in the income tax rates in the countries where CEMEX operates 2	(31.9)	(81)	(16.0)	(115)	(21.9)	(145)
Changes in deferred tax assets 3	(59.8)	(151)	(15.6)	(112)	(39.8)	(263)
Changes in provisions for uncertain tax positions	(5.2)	(13)	(1.8)	(13)	0.3	2
Others	(3.0)	(8)	1.0	8	(1.1)	(7)

Effective consolidated income tax expense rate	64.0	162	31.2	224	2.4	16

1	In 2019, includes $117 of difference between book and tax foreign exchange fluctuations of the Parent Company.
2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2018 and 2017, includes the effect related to the change in statutory tax rate in Colombia and the United States, respectively (note 19.4).

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet
The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2019 and 2018:

		2019		2018
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	$	0	84	0	139
Derecognition related to tax loss carryforwards recognized in prior years		(43)	(43)	(92)	(3)
Recognition related to unrecognized tax loss carryforwards		92	92	5	5
Foreign currency translation and other effects		6	18	(29)	(29)

Changes in deferred tax assets	$	55	151	(116)	112

Schedule of Unrecognized Tax Benefits
A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017, excluding interest and penalties, is as follows:

		2019	2018	2017
Balance of tax positions at beginning of the period	$	44	80	55
Adoption effects of IFRIC 23 credited to retained earnings (note 2.1)		(6)	0	0
Additions for tax positions of prior periods		0	1	1
Additions for tax positions of current period		4	6	35
Reductions for tax positions related to prior periods and other items		(13)	(2)	(2)
Settlements and reclassifications		0	(7)	(6)
Expiration of the statute of limitations		(2)	(32)	(7)
Foreign currency translation effects		1	(2)	4

Balance of tax positions at end of the period	$	28	44	80